Pensions and Other Benefits - Summary of Pension Plan Asset Allocation and Current Weighted Average Policy Range (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	100.00%
Pension Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation Percentage	100.00%	100.00%
Cash and Cash Equivalents [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	0.50%
Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation percentage, current policy lower range	0.00%
Asset allocation percentage, current policy upper range	5.00%
Asset allocation Percentage	1.70%	4.10%
Fixed Income Securities [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	29.50%
Fixed Income Securities [Member] | Pension Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation percentage, current policy lower range	20.00%
Asset allocation percentage, current policy upper range	40.00%
Asset allocation Percentage	21.90%	20.60%
Public equity [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	46.00%
Public equity [Member] | Pension Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation percentage, current policy lower range	35.00%
Asset allocation percentage, current policy upper range	55.00%
Asset allocation Percentage	52.50%	49.60%
Real estate and infrastructure [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	12.00%
Real estate and infrastructure [Member] | Pension Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation percentage, current policy lower range	4.00%
Asset allocation percentage, current policy upper range	20.00%
Asset allocation Percentage	7.60%	10.80%
Absolute Return [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Current asset allocation target	12.00%
Absolute Return [Member] | Pension Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Asset allocation percentage, current policy lower range	0.00%
Asset allocation percentage, current policy upper range	18.00%
Asset allocation Percentage	16.30%	14.90%